Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Natixis Real Estate Capital LLC (the “Company”) Natixis Commercial Mortgage Securities LLC Natixis Securities Americas LLC

Cantor Fitzgerald & Co. (together, the “Specified Parties”)

Re: Natixis Commercial Mortgage Securities Trust 2019-MILE – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “NCMS 2019-MILE Accounting Tape.xlsx” provided to us on December 4, 2019 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and related mortgaged property (“Mortgaged Property”) which we were informed are to be included as collateral in the offering of the Natixis Commercial Mortgage Securities Trust 2019-MILE, Commercial Mortgage Pass-Through Certificates, Series 2019-MILE. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in the attribute column in Attachment B.
•	The term “Calculation Methodology” means the “Calculation Methodology” column listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset- backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, VA December 4, 2019

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Originator	Loan Agreement
Property Name	Provided by the Company
Address	Appraisal
Property City	Appraisal
Property State	Appraisal
Zip Code	Appraisal
County	Appraisal
Property Type	Appraisal
Specific Property Type	Appraisal
Year Built	Appraisal
Year Renovated	Appraisal
No. of Units	Underwritten Rent Roll
Unit of Measure	Underwritten Rent Roll
Current Leased %	Underwritten Rent Roll
Leased % Source Date	Underwritten Rent Roll
Current Occupancy %	Underwritten Rent Roll
Occupancy % Source Date	Underwritten Rent Roll
Environmental Report Type	ESA
Environmental Report Date	ESA
Phase II Recommended	ESA
Engineering Report Date	PCR Report
Seismic Date	Seismic Report
Seismic Zone	Seismic Report
PML (%)	Seismic Report
Earthquake Insurance	Insurance Certificate
Flood Insurance	Insurance Certificate

ATTACHMENT A

Attribute	Source Document(s)
Note Date	Loan Agreement
Cut-off Date	Provided by the Company
First Payment Date	Loan Agreement
Initial Maturity Date	Loan Agreement
Fully Extended Maturity Date	Loan Agreement
Payment Due Date	Loan Agreement
Specific Payment Schedule (Y/N)	Loan Agreement
Rate Type	Loan Agreement
Index for Floating Rate	Loan Agreement
Rounding Factor	Loan Agreement
Time of Rounding (Before Spread, After Spread)	Loan Agreement
Rounding Direction	Loan Agreement
Lookback Period	Loan Agreement
LIBOR Cap Provider	LIBOR Cap Confirmation
LIBOR Cap Provider Rating	Citibank Inc. Summary of Credit and Financial Strength Ratings
LIBOR Floor Rate	Loan Agreement
Mortgage Loan Margin	Loan Agreement
LIBOR Cap Strike Price	LIBOR Cap Confirmation
Interest Accrual Basis	Loan Agreement
Original Principal Balance	Loan Agreement
Loan Level Cut-Off Date Balance	Servicer Report
Maturity Date Payment	Loan Agreement
Yield Maintenance Date	Loan Agreement
Original Prepayment Restriction Code	Loan Agreement
Amortization Term (Original)	Loan Agreement
Loan Term (Original)	Loan Agreement
IO Period	Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Fully Extended Term (Original)	Loan Agreement
Loan Amortization Type	Loan Agreement
Extension Options	Loan Agreement
Extension Option Conditions	Loan Agreement
Market Value “As Is”	Appraisal
Market Value “As Is” Date	Appraisal
Hypothetical Investment Value “As Is”	Appraisal
Hypothetical Investment Value “As Is” Date	Appraisal
As-Stabilized Appraised Value	Appraisal
As-Stabilized Appraised Valuation Date	Appraisal
2016 Revenues	Underwritten Cash Flow
2016 Total Expenses	Underwritten Cash Flow
2016 NOI	Underwritten Cash Flow
2017 Revenues	Underwritten Cash Flow
2017 Total Expenses	Underwritten Cash Flow
2017 NOI	Underwritten Cash Flow
2018 Revenues	Underwritten Cash Flow
2018 Total Expenses	Underwritten Cash Flow
2018 NOI	Underwritten Cash Flow
Most Recent Revenues	Underwritten Cash Flow
Most Recent Total Expenses	Underwritten Cash Flow
Most Recent NOI	Underwritten Cash Flow
Most Recent NOI Date	Underwritten Cash Flow
As-Is UW Revenues	Underwritten Cash Flow
As-Is UW Expenses	Underwritten Cash Flow
As-Is UW NOI	Underwritten Cash Flow
As-Is UW Replacement Reserve	Underwritten Cash Flow

ATTACHMENT A

Attribute	Source Document(s)
As-Is UW NCF	Underwritten Cash Flow
As-Leased UW Revenues	Underwritten Cash Flow
As-Leased UW Expenses	Underwritten Cash Flow
As-Leased UW NOI	Underwritten Cash Flow
As-Leased UW Replacement Reserve	Underwritten Cash Flow
As-Lease UW NCF	Underwritten Cash Flow
As-Stabilized Appraisal UW Revenues	Underwritten Cash Flow
As-Stabilized Appraisal UW Expenses	Underwritten Cash Flow
As-Stabilized Appraisal UW NOI	Underwritten Cash Flow
As-Stabilized Appraisal UW Replacement Reserve	Underwritten Cash Flow
As-Stabilized Appraisal UW NCF	Underwritten Cash Flow
Largest Tenant	Underwritten Rent Roll
Largest Tenant Size	Underwritten Rent Roll
Largest Tenant Lease Expiration	Underwritten Rent Roll
2nd Largest Tenant	Underwritten Rent Roll
2nd Largest Tenant Size	Underwritten Rent Roll
2nd Largest Tenant Lease Expiration	Underwritten Rent Roll
3rd Largest Tenant	Underwritten Rent Roll
3rd Largest Tenant Size	Underwritten Rent Roll
3rd Largest Tenant Lease Expiration	Underwritten Rent Roll
4th Largest Tenant	Underwritten Rent Roll
4th Largest Tenant Size	Underwritten Rent Roll
4th Largest Tenant Lease Expiration	Underwritten Rent Roll
5th Largest Tenant	Underwritten Rent Roll
5th Largest Tenant Size	Underwritten Rent Roll
5th Largest Tenant Lease Expiration	Underwritten Rent Roll
Lien Position	Title Policy

ATTACHMENT A

Attribute	Source Document(s)
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease	Ground Lease
Ground Lease Extension Options	Ground Lease
Ground Lease Fully Extended Expiration	Ground Lease
Annual Ground Lease Payment	Ground Lease
Ground Lease Escalation Terms	Ground Lease
Single Purpose Borrower (Y/N)	Loan Agreement
Borrower Name	Loan Agreement
Sponsor	Loan Agreement
Guarantor	Guaranty
Property Manager	Management Agreement
Type of Lockbox	Loan Agreement
Cash Management (Springing/In-Place)	Loan Agreement
Cash Management Trigger Event	Loan Agreement
Tax Escrow (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Tax Escrow (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Tax Escrow (Current)	Loan Agreement/Settlement Statement/Servicer Report
Insurance Escrow (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Insurance Escrow (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Insurance Escrow (Current)	Loan Agreement/Settlement Statement/Servicer Report
Replacement Reserve Escrow (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Replacement Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Replacement Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
TI/LC Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
TI/LC Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
TI/LC Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
TI/LC Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Proposition 13 Buyout Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Proposition 13 Buyout Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Proposition 13 Buyout Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Proposition 13 Buyout Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Engineering Escrow/Deferred Maintenance (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Engineering Escrow/Deferred Maintenance (Current)	Loan Agreement/Settlement Statement/Servicer Report
Free Rent Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Free Rent Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Free Rent Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Free Rent Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Ground Rent Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Ground Rent Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report

ATTACHMENT A

Attribute	Source Document(s)
Ground Rent Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Ground Rent Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Shortfall Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Shortfall Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Shortfall Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Shortfall Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Letter of Credit Reserve (Initial)	Loan Agreement/Settlement Statement/Servicer Report
Letter of Credit Reserve (Monthly)	Loan Agreement/Settlement Statement/Servicer Report
Letter of Credit Reserve (Current)	Loan Agreement/Settlement Statement/Servicer Report
Letter of Credit Reserve Cap	Loan Agreement/Settlement Statement/Servicer Report
Pari Passu Debt (Y/N)	Loan Agreement/Promissory Notes
Total Pari Passu Original Principal Balance	Loan Agreement/Promissory Notes
Total Pari Passu Cut-Off Date Principal Balance	Loan Agreement/Promissory Notes
Future Funding Conditions	Loan Agreement
Total Pari Passu Principal Balance	Loan Agreement/Promissory Notes
Existing Subordinate Secured Debt (Y/N)	Loan Agreement
Existing Mezzanine Debt (Y/N)	Mezzanine Loan Agreement
Existing Mezzanine Debt In Trust (Y/N)	Mezzanine Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Mezzanine Debt Original Principal Balance	Mezzanine Loan Agreement
Mezzanine Debt Cut-Off Date Principal Balance	Mezzanine Loan Agreement
Mezzanine Debt Maturity Principal Balance	Mezzanine Loan Agreement
Additional Debt - Floor	Mezzanine Loan Agreement
Additional Debt - Margin	Mezzanine Loan Agreement
Additional Debt - Strike Price	LIBOR Cap Confirmation
Additional Debt - Interest Accrual Basis	Mezzanine Loan Agreement
Additional Debt - Maturity Payment	Mezzanine Loan Agreement
Additional Debt - Amortization Term (Original)	Mezzanine Loan Agreement
Additional Debt -Loan Term (Original)	Mezzanine Loan Agreement
Additional Debt - IO Period	Mezzanine Loan Agreement
Additional Debt Fully Extended Term (Original)	Mezzanine Loan Agreement
Additional Debt - Loan Amortization Type	Mezzanine Loan Agreement
Additional Debt Extension Options	Mezzanine Loan Agreement
Additional Debt Extension Option Conditions	Mezzanine Loan Agreement
Additional Debt - ARD Loan (Y/N)	Mezzanine Loan Agreement
Additional Debt - ARD Mortgage Rate After ARD	Mezzanine Loan Agreement
Additional Debt - Maturity Date or Anticipated Repayment Date	Mezzanine Loan Agreement

ATTACHMENT A

Attribute	Source Document(s)
Loan Purpose	Settlement Statement
Partial Release	Loan Agreement
Partial Release Description	Loan Agreement
Trustee & Paying Agent Fee	Provided by the Company
CREFC Fee	Provided by the Company
Operating Advisor Fee	Provided by the Company
Primary Servicer Fee	Provided by the Company
Master Servicer Fee	Provided by the Company
Total Servicer Fee	Provided by the Company
Total Admin. Fee	Provided by the Company
Net Mortgage Loan Margin	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Trust Monthly Debt Service Amount	Original Balance multiplied by Current Rate multiplied by 365/360 divided by 12.
Current Rate	LIBOR Floor Rate plus Mortgage Loan Margin.
Cut-Off Date Balance Per Unit/SF	Total Pari Passu Cut-Off Date Principal Balance divided by No. of Units.
Remaining Prepayment Restriction Code	Original Prepayment Restriction Code minus Seasoning.
Amortization Term (Remaining)	Amortization Term (Original) minus Seasoning subject to a minimum of 0.
Loan Term (Remaining)	Loan Term (Original) minus Seasoning.
Fully Extended Term (Remaining)	Fully Extended Term (Original) minus Seasoning.
Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Hypothetical Investment Value "As Is" PSF	Hypothetical Investment Value "As Is" divided by No. of Units.
Cut-Off Date LTV Ratio	Total Pari Passu Cut-Off Date Principal Balance divided by Hypothetical Investment Value "As Is".
Maturity Date LTV	Total Pari Passu Principal Balance divided by As- Stabilized Appraised Value.
As-Is UW NOI DSCR	As-Leased UW NOI divided by Pari Passu Current Annual Debt Service.
As-Is UW NCF DSCR	As-Leased UW NCF divided by Pari Passu Current Annual Debt Service.
As-Is Cut-Off Date UW NOI Debt Yield	As-Leased UW NOI divided by Total Pari Passu Cut- Off Date Principal Balance.
As-Is Cut-Off Date UW NCF Debt Yield	As-Leased UW NCF divided by Total Pari Passu Cut- Off Date Principal Balance.
Cut-off Balance Pari Passu (Non-Trust)	Total Pari Passu Cut-Off Date Principal Balance minus Loan Level Cut-Off Date Balance.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Trust Component % of Pari Passu	1 minus Cut-off Balance Pari Passu (Non-Trust) divided by Total Pari Passu Cut-Off Date Principal Balance.
Remaining Pari Passu Balance	Total Pari Passu Original Principal Balance minus Total Pari Passu Cut-Off Date Principal Balance.
Pari Passu Current Annual Debt Service	Total Pari Passu Cut-Off Date Principal Balance multiplied by Current Rate multiplied by 365/360 divided by 12.
Additional Debt - Current Rate	Additional Debt - Floor plus Additional Debt - Margin.
Additional Debt - Loan Term (Remaining)	Additional Debt -Loan Term (Original) minus Additional Debt - Seasoning.
Additional Debt Fully Extended Term (Remaining)	Additional Debt Fully Extended Term (Original) minus Additional Debt - Seasoning.
Additional Debt - Seasoning	Number of payments between and including the First Payment Date and the Cut-off Date.
Additional Debt Current Annual Debt Service	Mezzanine Debt Cut-Off Date Principal Balance multiplied by Additional Debt - Current Rate multiplied by 365/360.
Total Debt Cut-off Date Balance	Mezzanine Debt Cut-Off Date Principal Balance plus Total Pari Passu Cut-Off Date Principal Balance.
Total Debt Cut-off Date Balance PSF	Total Debt Cut-off Date Balance divided by No. of Units.
Total Debt Maturity Balance	Mezzanine Debt Maturity Principal Balance plus Total Pari Passu Principal Balance.
Total Debt Current Annual Debt Service	Additional Debt Current Annual Debt Service plus Pari Passu Current Annual Debt Service.
Total Debt Cut-Off Date LTV Ratio	Total Debt Cut-off Date Balance divided by Hypothetical Investment Value "As Is".
Total Debt As-Is UW NCF DSCR	As-Lease UW NCF divided by Total Debt Current Annual Debt Service.
Total Debt Cut-Off Date UW NOI Debt Yield	As-Leased UW NOI divided by Total Debt Cut-off Date Balance.

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1